Note 7 Changes in impaired financial assets written off from the balance sheet (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in impaired financial assets written off from the balance sheet [Line Items]
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding		€ 22,595	€ 21,990	€ 22,001
Companies held for sale		0	0	0
Increase impaired financial assets written off from the balance sheet		3,841	2,871	3,709
Decrease impaired financial assets written off from the balance sheet		(2,035)	(2,431)	(3,605)
Re-financing or restructuring		(1)	(2)	(1)
Gain on recovery of loans and advances previously written off		(369)	(390)	(423)
Decrease foreclosed assets		(3)	(25)	(17)
Decrease sales	[1]	(1,201)	(1,498)	(2,437)
Decrease debt forgiveness		(410)	(368)	(599)
Decrease time barred debt and other causes		(51)	(147)	(129)
Net exchange differences written off		385	165	(116)
Financial assets written off during reporting period and still subject to enforcement activity, contractual amount outstanding		€ 24,787	€ 22,595	€ 21,990

[1]	(1) Includes principal and interest.